SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share-based compensation expense
	Year Ended December 31,
	2015	2014
Share-based compensation expense – shares issued for services	$47,880	$83,600
Share-based compensation expense – amortization of shares issued for prepaid services	302,789	50,421
Share-based compensation expense – accrual of shares to be issued for services	67,500	—
Share-based compensation expense – accrual of estimated share-based awards to officers	612,512	417,664
	$1,030,681	$551,685